UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4108

                            OPPENHEIMER MONEY FUND/VA
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: DECEMBER 31

                    Date of reporting period: MARCH 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.
Oppenheimer Money Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                   PRINCIPAL
                                                                                      AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--12.5%
--------------------------------------------------------------------------------------------------------------
Barclays Bank plc, New York, 2.96%, 6/15/05                                     $  1,500,000    $   1,500,000
--------------------------------------------------------------------------------------------------------------
BNP Paribas, New York, 2.77%, 6/22/05 1                                            5,000,000        4,999,491
--------------------------------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce NY, 3.07%, 6/13/05                              1,250,000        1,250,188
--------------------------------------------------------------------------------------------------------------
HBOS Treasury Services, New York, 2.56%, 4/11/05                                   3,500,000        3,500,000
--------------------------------------------------------------------------------------------------------------
Nordea Bank Finland plc, New York Branch, 2.78%, 6/29/05 1                         3,000,000        2,999,742
--------------------------------------------------------------------------------------------------------------
Societe Generale, New York, 2.73%, 6/14/05 1                                       5,000,000        4,999,694
--------------------------------------------------------------------------------------------------------------
Washington Mutual Bank FA:
2.74%, 5/16/05                                                                     2,000,000        1,999,848
3.01%, 6/23/05                                                                     2,500,000        2,499,943
                                                                                                --------------
Total Certificates of Deposit (Cost $23,748,906)                                                   23,748,906

--------------------------------------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--18.7%
--------------------------------------------------------------------------------------------------------------
AB SPINTAB, 2.80%, 5/23/05                                                         1,000,000          995,956
--------------------------------------------------------------------------------------------------------------
Bank of America NA, 2.70%, 5/5/05                                                  5,000,000        5,000,000
--------------------------------------------------------------------------------------------------------------
Barclays US Funding Corp.:
2.70%, 5/6/05                                                                      2,000,000        1,994,750
2.83%, 5/26/05                                                                     2,850,000        2,837,678
--------------------------------------------------------------------------------------------------------------
Danske Corp., Series A, 2.54%, 4/5/05                                              5,500,000        5,498,448
--------------------------------------------------------------------------------------------------------------
DnB NOR Bank ASA:
2.55%, 4/13/05                                                                     2,500,000        2,497,875
2.78%, 5/20/05                                                                     1,900,000        1,892,811
--------------------------------------------------------------------------------------------------------------
HBOS Treasury Services:
2.66%, 4/28/05                                                                     1,000,000          998,005
3%, 6/30/05                                                                        1,000,000          992,500
--------------------------------------------------------------------------------------------------------------
LaSalle Bank NA, 2.76%, 5/4/05                                                     1,800,000        1,800,000
--------------------------------------------------------------------------------------------------------------
Nordea North America, Inc., 2.82%, 5/25/05                                         2,500,000        2,489,425
--------------------------------------------------------------------------------------------------------------
Skandinaviska Enskilda Banken AB, 2.58%, 4/14/05 2                                 4,000,000        3,996,273
--------------------------------------------------------------------------------------------------------------
Swedbank AB, 2.96%, 6/17/05                                                        4,500,000        4,471,510
                                                                                                --------------
Total Direct Bank Obligations (Cost $35,465,231)                                                   35,465,231

--------------------------------------------------------------------------------------------------------------
LETTERS OF CREDIT--1.1%
--------------------------------------------------------------------------------------------------------------
Chase Manhattan Bank, guaranteeing commercial paper of NATC California
LLC, 2.61%, 4/19/05 (Cost $1,997,390)                                              2,000,000        1,997,390
--------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--66.3%
--------------------------------------------------------------------------------------------------------------
ASSET-BACKED--18.7%
Cable Beach LP, 2.59%, 4/11/05 2                                                   3,000,000        2,997,840
--------------------------------------------------------------------------------------------------------------
Chesham Finance LLC:
2.59%, 4/13/05 2                                                                   2,820,000        2,817,565
2.90%, 5/9/05 2                                                                    3,000,000        2,990,817
--------------------------------------------------------------------------------------------------------------
Eiffel Funding LLC, 2.58%, 4/14/05 2                                               4,000,000        3,996,273
--------------------------------------------------------------------------------------------------------------
FCAR Owner Trust II, 2.74%, 5/11/05                                                1,430,000        1,425,646
--------------------------------------------------------------------------------------------------------------
Gotham Funding Corp.:
2.80%, 4/8/05 2                                                                    2,225,000        2,223,789
2.82%, 4/15/05 2                                                                   2,381,000        2,378,389
--------------------------------------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC:
2.15%, 4/5/05 2                                                                    3,000,000        2,999,283
2.57%, 4/11/05 2                                                                   2,950,000        2,947,894


1            |           OPPENHEIMER MONEY FUND/VA

Oppenheimer Money Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                   PRINCIPAL
                                                                                      AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------
Neptune Funding Corp.:
2.71%, 4/28/05 2                                                                $  1,690,000    $   1,686,565
2.83%, 5/2/05 2                                                                    2,997,000        2,989,696
3.04%, 6/22/05 2                                                                   1,000,000          993,076
--------------------------------------------------------------------------------------------------------------
Thornburg Mortgage Capital Resources, 2.95%, 5/31/05 2                             5,000,000        4,978,694
                                                                                                --------------
                                                                                                   35,425,527

--------------------------------------------------------------------------------------------------------------
AUTOMOBILES--1.1%
Ande Chevrolet Olds, Inc., 3.01%, 4/1/05 1                                         2,000,000        2,000,000
--------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--9.8%
Banc of America Securities LLC, 2.82%, 4/1/05 1                                    5,000,000        5,000,000
--------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc., 2.72%, 5/12/05                                            2,500,000        2,492,256
--------------------------------------------------------------------------------------------------------------
First Clearing LLC, 2.91%, 6/6/05 1                                                6,000,000        6,000,000
--------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 3.13%, 12/15/05 1                                           5,000,000        5,000,000
                                                                                                --------------
                                                                                                   18,492,256

--------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.8%
Wachovia Corp., 2.62%, 4/25/05                                                     3,500,000        3,493,887
--------------------------------------------------------------------------------------------------------------
COMMERCIAL FINANCE--0.9%
Countrywide Home Loans, 2.88%, 4/1/05                                              1,667,000        1,667,000
--------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.4%
General Electric Capital Corp., 2.82%, 5/25/05                                     3,400,000        3,385,618
--------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 2.97%, 6/17/05                                                 5,000,000        4,968,238
                                                                                                --------------
                                                                                                    8,353,856

--------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.2%
Alta Mira LLC, Series 2004, 2.96%, 4/1/05 1                                        2,250,000        2,250,000
--------------------------------------------------------------------------------------------------------------
INSURANCE--12.6%
ING America Insurance Holdings, Inc.:
2.95%, 6/13/05                                                                     2,000,000        1,988,036
2.97%, 6/16/05                                                                     3,500,000        3,478,055
--------------------------------------------------------------------------------------------------------------
Jackson National Life Global Funding, Series 2004-6, 2.81%, 4/15/05 1,3            2,500,000        2,500,000
--------------------------------------------------------------------------------------------------------------
Metropolitan Life Global Funding I, Series 2003-5, 2.85%, 4/15/05 1,4              4,000,000        4,000,000
--------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 2.72%, 4/1/05 1,4                             3,000,000        3,000,000
--------------------------------------------------------------------------------------------------------------
Security Life of Denver Insurance Co., 2.97%, 4/23/05 1,4                          5,000,000        5,000,000
--------------------------------------------------------------------------------------------------------------
United of Omaha Life Insurance Co., 2.79%, 11/17/05 1,4                            4,000,000        4,000,000
                                                                                                --------------
                                                                                                   23,966,091

--------------------------------------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--15.8%
Blue Spice LLC, 2.51%, 4/1/05 2                                                    4,500,000        4,500,000
--------------------------------------------------------------------------------------------------------------
Cooperative Assn. of Tractor Dealers, Inc., Series A:
2.88%, 5/27/05                                                                     2,000,000        1,991,040
2.94%, 5/20/05                                                                     3,700,000        3,685,194
--------------------------------------------------------------------------------------------------------------
Cooperative Assn. of Tractor Dealers, Inc., Series B, 2.90%, 5/27/05               1,300,000        1,294,136
--------------------------------------------------------------------------------------------------------------
K2 (USA) LLC:
2.81%, 6/30/05 1,3                                                                 3,000,000        2,999,850
2.85%, 5/26/05 2                                                                   2,500,000        2,489,115


2            |           OPPENHEIMER MONEY FUND/VA

Oppenheimer Money Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                   PRINCIPAL
                                                                                      AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------
LINKS Finance LLC:
2.60%, 4/7/05 2                                                                 $  3,000,000    $   2,998,700
2.76%, 12/15/05 1,3                                                                3,000,000        2,999,364
--------------------------------------------------------------------------------------------------------------
Parkland (USA) LLC, 2.81%, 4/18/05 1,3                                             3,000,000        2,999,760
--------------------------------------------------------------------------------------------------------------
RACERS Trust, Series 2004-6-MM, 2.85%, 4/22/05 1,3                                 1,000,000        1,000,000
--------------------------------------------------------------------------------------------------------------
Sigma Finance, Inc., 2.76%, 12/15/05 1,3                                           2,900,000        2,899,408
                                                                                                --------------
                                                                                                   29,856,567

                                                                                                --------------
Total Short-Term Notes (Cost $125,505,184)                                                        125,505,184

--------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES--1.3%
--------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 1.60%, 5/13/05 (Cost $2,500,000)                  2,500,000        2,500,000
--------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $189,216,711)                                         99.9%     189,216,711
--------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                          0.1          220,225

                                                                                ------------------------------
NET ASSETS                                                                             100.0%   $ 189,436,936
                                                                                ==============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES, DIRECT BANK OBLIGATIONS AND LETTERS OF CREDIT ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $47,983,969, or 25.33% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $15,398,382 or 8.13% of the Fund's net assets as of March 31, 2005.

4. Illiquid security. The aggregate value of illiquid securities as of March 31, 2005 was $16,000,000, which represents 8.45% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

ILLIQUID SECURITIES. As of March 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.


3            |           OPPENHEIMER MONEY FUND/VA

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Money Fund/VA


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Chief Financial Officer

Date: May 13, 2005